Offerings	Feb. 19, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
This registration covers an indeterminate number of securities of each identified class of the registrants as may from time to time be issued at indeterminate prices.  Any registered securities may be sold separately or as units with other securities registered under this registration statement.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go basis.  The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Offering Note
(1)
This registration covers an indeterminate number of securities of each identified class of the registrants as may from time to time be issued at indeterminate prices.  Any registered securities may be sold separately or as units with other securities registered under this registration statement.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go basis.  The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
(3)
No separate consideration will be received for the guarantees of debt securities. Accordingly, pursuant to Rule 457(n) of the Securities Act, no separate filing fee is required. The guarantee of debt securities will be issued by one or more of the registrants identified in the “Table of Additional Registrant Guarantors” in the Registration Statement on Form S-3ASR to which this exhibit relates.